UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM NQ

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-10103

Satuit Capital Management Trust

(Exact name of registrant as specified in charter)

238 Public Square   Suite 200,  Franklin, TN   37064

(Address of principal executive offices) (Zip code)

Thomas R. Westle

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

(Name and address of agent for service)

Registrant's telephone number, including area code:

(615) 790-8888

Date of fiscal year end:

October 31

Date of reporting period: July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Satuit Capital U.S. Emerging Companies Fund
	Schedule of Investments
	July 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 79.03%

Aerospace/Defense Products & Services - 1.02%
44,000	Taser International Uts. *	$1,197,680

Air Freight & Logistics - 1.05%
27,500	Park-Ohio Holdings Corp.	$1,235,025

Auto Parts - 1.03%
24,000	Gentherm Incorporated *	$1,207,920

Banks - 7.25%
47,000	Hanmi Financial Corporation	1,189,570
108,200	Monarch Financial Holding, Inc.	1,377,927
54,700	Customers Bancorp, Inc. *	1,375,705
39,900	Southern National Bancorp of Virginia, Inc.	459,648
262,800	Community Banker Trust Corporation *	1,319,256
103,100	Triumph Bancorp, Inc. *	1,449,586
100,000	Green Bancorp, Inc. *	1,367,000
		8,538,692
Biotechnology - 4.89%
46,000	Concert Pharmaceuticals, Inc. *	753,940
21,500	BioSpecifics Technologies Corp. *	1,477,480
142,500	Cancer Genetics, Inc. *	1,520,475
49,100	Otonomy, Inc. *	1,265,307
85,000	Progenics Pharmaceuticals, Inc. *	736,100
		5,753,302
Building Products - 1.22%
26,000	Apogee Enterprises, Inc.	1,434,680

Communications Equipment - 3.83%
68,200	Alliance Fiber Optic Products, Inc.	1,368,774
78,300	CalAmp Corp. *	1,339,713
60,400	Radware Ltd. *	1,150,016
53,300	Ruckus Wireless, Inc. *	657,189
		4,515,692
Consumer Finances - 0.94%
25,700	Encore Capital Group, Inc. *	1,105,357

Diversified Consumer Services - 1.20%
58,800	Carriage Services, Inc.	1,412,964

Diversified Communication Services - 1.28%
172,500	8x8, Inc. *	1,502,475

Electrical Equipment - 1.15%
136,300	Lsi Industries, Inc.	1,357,548

Electical Industrial Apparatus - 1.16%
119,600	SuperCom Ltd. *	1,370,616

Energy Equipment & Services - 1.59%
150,000	Eco-Stim Energy Solutions, Inc. *	661,500
184,100	Aspen Aerogels, Inc. *	1,213,219
		1,874,719
Food & Kindred Products - 1.12%
108,000	Amira Nature Foods, Ltd. (United Arab Emirates) *	1,324,080

Health Care Equipment & Supplies - 8.58%
30,000	Natus Medical, Inc. *	1,354,800
33,300	Inogen, Inc. *	1,480,518
16,000	IRadimed Corporation *	396,800
55,700	SurModics Inc. *	1,308,393
97,000	Invuity, Inc. *	1,142,660
61,800	K2M Group Holdings, Inc. *	1,413,984
116,000	Lemaitre Vascular, Inc.	1,651,840
36,400	Vascular Solutions, Inc. *	1,355,172
		10,104,167
Health Care Providers & Services - 4.78%
52,600	Addus HomeCare Corp. *	1,427,564
62,200	Civitas Solutions, Inc. *	1,398,878
25,700	Us Physical Therapy, Inc.	1,358,502
117,900	BioTelemetry, Inc. *	1,441,917
		5,626,861
Health Care Technology - 0.31%
10,000	Omnicell, Inc. *	365,200

Hotels Restaurants & Leisure - 5.87%
426,152	Diversified Restaurant Holdings *	1,555,455
85,300	Ruth's Hospitality Group, Inc.	1,495,309
46,500	Chuy's Holdings, Inc. *	1,321,065
54,000	Kona Grill, Inc. *	1,028,160
78,540	Papa Murphy's Holdings, Inc. *	1,515,822
		6,915,811
Household Durables - 3.26%
70,900	Century Communities, Inc. *	1,432,180
141,400	The Dixie Group, Inc. *	1,387,134
27,300	Libbey, Inc.	1,015,833
		3,835,147
IT Services - 1.19%
238,800	Lionbridge Technologies *	1,404,144

Insurance - 1.83%
29,700	Amerisafe, Inc.	1,486,485
61,600	State National Companies, Inc.	668,976
		2,155,461
Internet Software & Services - 2.31%
53,400	Reis, Inc.	1,306,164
124,700	IntraLinks Holdings, Inc. *	1,416,592
		2,722,756
Leisure Products - 1.13%
68,800	Malibu Boats, Inc. *	1,328,528

Life Sciences Tools & Services - 1.98%
333,000	pSivida Corp. *	1,351,980
160,900	Neogenomics, Inc. *	983,099
		2,335,079
Machinery - 4.38%
26,300	Kadant, Inc.	1,199,017
49,100	Columbus McKinnon Corporation	1,151,886
26,500	Alamo Group, Inc.	1,392,310
38,700	John Bean Technologies Corporation	1,410,615
		5,153,828
Oil, Gas & Consumable Fuels - 0.65%
70,300	Aegean Marine Petrol	768,379

Pharmaceutical Preparations - 0.94%
25,000	Dipexium Pharmaceuticals, Inc. *	417,500
30,000	Ocular Therapeutix, Inc. *	692,700
		1,110,200
Professional Services - 0.47%
53,532	Willdan Group, Inc. *	552,450

Road & Rail - 1.87%
65,900	Marten Transport Ltd.	1,277,801
54,700	Providence & Worcester Railroad Co.	929,900
		2,207,701
Semiconductors & Related Devices - 3.04%
195,600	Lattice Semiconductor Corp. *	962,352
52,100	Silicon Motion Technology Corp.	1,371,272
100,000	Nova Measuring Instruments Ltd. *	1,249,000
		3,582,624
Software - 1.39%
59,759	Digital Turbine, Inc. *	145,214
183,890	Upland Software, Inc.	1,496,865
		1,642,079
Specialty Retail - 2.14%
61,000	Marinemax, Inc. *	1,101,660
52,100	Kirkland's, Inc.	1,421,288
		2,522,948
Technology Hardware & Storage - 1.13%
49,700	Super Micro Computer, Inc. *	1,325,499

Textiles, Apparel & Luxury Goods - 1.16%
77,000	Sequential Brands Group, Inc. *	1,365,210

Thrifts & Mortgage Finance - 1.88%
394,400	Atlantic Coast Financial Corporation *	1,782,688
27,600	HF Financial Corp.	430,560
		2,213,248

TOTAL FOR COMMON STOCKS (Cost $77,648,406) - 79.03%		93,068,070

TOTAL INVESTMENTS (Cost $77,618,402) - 79.03%		$ 93,068,070

OTHER ASSETS LESS LIABILITIES - 20.97%		24,699,839

NET ASSETS - 100.00%		$ 117,767,909

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at July 31, 2015.

NOTES TO FINANCIAL STATEMENTS
Satuit Capital U.S. Emerging Companies Fund
1. SECURITY TRANSACTIONS

At July 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $77,618,402 amounted to $15,449,664, which consisted of aggregate gross unrealized appreciation of $18,162,156 and aggregate gross unrealized depreciation of $2,712,492.

2. SECURITY VALUATION

The Fund's securities are recorded at their estimated fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees (the “Board”)   believes accurately reflects fair value.  A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2015:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$93,068,070	$0	$0	$93,068,070
Total	$93,068,070	$0	$0	$93,068,070

	Satuit Capital U.S. Small Cap Fund
	Schedule of Investments
	July 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 81.68%

Aerospace/Defense Products & Services - 1.04%
510	Taser International, Uts. *	$ 13,882

Air Transportation, Scheduled - 1.25%
725	JetBlue Airways Corp. *	$ 16,661

Auto Parts - 1.97%
220	Drew Industries Incorporated	12,905
265	Gentherm Incorporated *	13,337
		26,243
Banks - 2.23%
374	First NBC Bank Holding Co *	14,287
614	Customers Bancorp, Inc. *	15,442
		29,729
Biotechnology - 5.75%
718	Exact Sciences Corporation *	17,282
578	Otonomy, Inc. *	14,895
144	Anacor Pharmaceuticals, Inc *	21,483
514	INSYS Therapeutics, Inc.	23,089
		76,750
Building Products - 4.06%
298	Caesarstone Sdot-Yam Ltd.	21,379
382	Apogee Enterprises, Inc.	21,079
260	Trex Co., Inc. *	11,796
		54,253
Capital Markets - 4.84%
330	Greenhill & Co, Inc.	12,979
1,504	BGC Partners, Inc.	14,814
256	Evercore Partners, Inc.	15,053
1,230	OM Asset Management Limited	21,734
		64,580
Commercial Services & Supplies - 4.30%
658	Knoll, Inc.	15,924
350	Mobile Mini, Inc.	12,996
610	Interface, Inc.	15,842
705	Steelcase, Inc.	12,584
		57,345
Communications Equipment - 1.16%
286	InterDigital, Inc.	15,464

Construction Materials - 0.96%
510	Summit Materials, Inc. *	12,796

Diversified Telecommunication - 1.26%
2,630	Vonage Holdings Corporation *	16,806

Electical Industrial Apparatus - 1.96%
660	HollySys Automation Technologies, Ltd.	14,045
113	Zebra Technologies Corp. *	12,162
		26,207
Health Care Equipment & Supplies - 5.69%
201	Icu Medical, Inc. *	20,084
449	Natus Medical, Inc. *	20,277
550	Globus Medical, Inc. *	15,433
367	Cantel Medical Corp.	20,141
		75,935
Health Care Providers & Services - 2.77%
250	AmSurg Corp. *	17,935
359	Us Physical Therapy, Inc.	18,977
		36,912
Hotels Restaurants & Leisure - 4.40%
153	Jack in the Box, Inc.	14,535
288	Fiesta Restaurant Group, Inc. *	16,741
750	Krispy Kreme Doughnuts, Inc. *	13,980
455	The Habit Restaurants, Inc. *	13,518
		58,774
Household Durables - 2.11%
680	Century Communities, Inc. *	13,736
386	Libbey, Inc.	14,363
		28,099
Insurance - 1.32%
1,184	Third Point Reinsurance Ltd. *	17,594

Internet Software & Services - 2.51%
1,472	IntraLinks Holdings, Inc. *	16,722
239	j2 Global, Inc.	16,826
		33,548
Leisure Products - 1.00%
825	Smith & Wesson Holding Corp. *	13,382

Life Science Tools & Services - 3.09%
459	Cambrex Corporation *	22,606
230	ICON Public Limited Company *	18,584
		41,190
Machinery - 4.01%
414	John Bean Technologies Corporation	15,090
160	Standex International Corporation	11,974
200	Tennant Company	11,962
967	Federal Signal Corp.	14,466
		53,493
Metals & Mining - 0.94%
465	Worthington Industries, Inc.	12,583

Pharmaceuticals Preperations - 1.05%
380	Horizon Pharma, Plc. *	14,003

Professional Services - 1.15%
200	Huron Consulting Group *	15,294

Road & Rail - 1.86%
612	Marten Transport Ltd.	11,867
460	Werner Enterprises, Inc.	12,990
		24,857
Semiconductors & Related Devices - 8.67%
608	Silicon Motion Technology Corp. ADR	16,003
255	Silicon Laboratories, Inc. *	11,472
380	Microsemi Corp. *	12,517
760	Tower Semiconductor Ltd. (Israel) *	10,078
700	Integrated Device Technology *	13,377
389	MKS Instruments, Inc.	13,810
1,644	PMC Sierra, Inc. *	11,196
1,594	Atmel Corp.	13,198
455	SolarEdge Technologies, Inc.	14,046
		115,696
Software - 3.82%
822	AVG Technologies N.V. *	23,624
275	Fleetmatics Group PLC *	13,164
220	Manhattan Associates, Inc. *	14,260
		51,049
Specialty Retail - 0.94%
276	Hibbett Sports, Inc. *	12,572

Technology Hardware & Storage - 1.03%
516	Super Micro Computer, Inc. *	13,762

Textiles, Apparel & Luxury Goods - 1.08%
345	Steven Madden Ltd. *	14,380

Thrifts & Mortgage Finance - 2.51%
713	Ladder Capital Corp.	11,201
181	Bofi Holding, Inc. *	22,236
		33,437
Trading Companies & Distribution - 0.97%
510	Rush Enterprises, Inc. *	13,000

TOTAL FOR COMMON STOCKS (Cost $949,614) - 81.68%		$ 1,090,273

TOTAL INVESTMENTS (Cost $949,614) - 81.68%		$ 1,090,273

OTHER ASSETS LESS LIABILITIES - 18.32%		244,489

NET ASSETS - 100.00%		$ 1,334,762

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at July 31, 2015.

NOTES TO FINANCIAL STATEMENTS
Satuit Capital U.S. Small Cap Fund
1. SECURITY TRANSACTIONS

At July 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $949,614 amounted to $140,659, which consisted of aggregate gross unrealized appreciation of $171,949 and aggregate gross unrealized depreciation of $31,290.

2. SECURITY VALUATION

The Fund's securities are recorded at their estimated fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees (the “Board”)   believes accurately reflects fair value.  A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2015:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,090,273	$0	$0	$1,090,273
Total	$1,090,273	$0	$0	$1,090,273

	Satuit Capital U.S. SMID Cap Fund
	Schedule of Investments
	July 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 76.21%

Aerospace/Defense Products & Services - 1.06%
830	Taser International Uts. *	$ 22,593

Auto Parts - 2.29%
1,690	Gentex Corp.	27,175
430	Gentherm Incorporated *	21,642
		48,817
Biotechnology - 6.30%
640	Alder Biopharmaceuticals, Inc. *	29,709
115	Intercept Pharmaceuticals, Inc. *	30,338
630	INSYS Therapeutics, Inc.	28,300
165	Alnylam Pharm *	21,026
1,035	Exact Science Corporation *	24,912
		134,285
Building Products - 3.30%
415	Fortune Brands Home & Security, Inc.	19,816
425	Caesarstone Sdot-Yam Ltd.	30,490
315	Allegion, Plc.	19,914
		70,220
Capital Markets - 2.73%
375	Lazard Ltd.	20,779
575	Federated Investors, Inc.	19,383
1,105	Janus Capital Group, Inc.	18,100
		58,262
Chemicals - 1.92%
400	RPM International, Inc.	18,748
265	The Valspar Corporation	22,069
		40,817
Communications Equipment - 1.40%
1,250	Infinera Corporation *	29,925

Construction Materials - 1.03%
140	Martin Marietta Materials, Inc.	21,955

Consumer Finance - 1.42%
475	PRA Group, Inc. *	30,186

Containers & Packaging - 4.04%
375	Packaging Corporation of America	26,546
560	Berry Plastics Group, Inc. *	18,234
1,400	Graphic Packaging Holding Company	21,140
319	WestRock LLC *	20,167
		86,086
Diversified Consumer Sercives - 0.91%
585	H&R Block, Inc.	19,475

Electical Equipment - 3.42%
145	Acuity Brands, Inc.	29,173
525	Sensata Technologies Holding NV *	26,943
240	Regal Beloit Corporation	16,663
		72,779
Electical Industrial Apparatus - 2.97%
345	Avent, Inc.	14,397
780	FLIR Systems, Inc.	24,016
270	Ipg Photonics Corp. *	24,899
		63,312
Energy Equipment & Services - 0.82%
160	Core Labs	17,541

Food & Kindred Products - 1.36%
560	The WhiteWave Foods Company *	28,907

Health Care Equipment & Supplies - 4.85%
110	The Cooper Companies, Inc.	19,470
295	Steris Corp.	20,393
315	Siro Dental System, Inc. *	32,691
230	Teleflex Incorporated	30,818
		103,372
Health Care Providers & Services - 4.42%
455	Healthsouth Corp	20,794
260	Lifepoint Health, Inc. *	21,544
605	Surgical Care Affiliates, Inc. *	23,002
340	MEDNAX, Inc. *	28,778
		94,117
Hotels Restaurants & Leisre - 0.98%
220	Jack in the Box, Inc.	20,900

Household Durables - 2.09%
425	Jarden Corp	23,375
340	GoPro, Inc. *	21,114
		44,489
IT Services - 1.09%
725	Verifone Holdings, Inc. *	23,331

Industrial Conglomerates - 0.95%
200	Carlisle Companies Incorporated	20,252

Insurance - 1.24%
380	Amtrust Financial Services, Inc.	26,414

Leisure Products
435	Brunswick Corporation	23,094

Life Sciences Tools & Services - 2.99%
270	Techne Cp	29,533
445	Quintiles Transnational Holdings Inc. *	34,140
		63,673
Machinery - 3.23%
240	Nordson Corp.	17,786
220	Middleby Corp. *	26,994
335	Graco, Inc.	23,949
		68,730
Media - 1.01%
545	Cinemark Holdings, Inc.	21,506

Pharmaceutical Preparations - 2.23%
470	Akorn, Inc. *	21,672
135	Jazz Pharmaceuticals, Plc. *	25,952
		47,624
Road & Rail - 1.80%
60	Amerco	21,562
705	Swift Transportation Co. *	16,793
		38,355
Semiconductors & Related Devices - 6.03%
570	Microchip Technology, Inc.	24,419
540	Microsemi Corp. *	17,788
585	Maxim Integrated Products, Inc.	19,913
1,060	Integrated Device Technology *	20,257
2,000	ON Semiconductor Corp *	21,240
3,010	Atmel Corp.	24,922
		128,538
Software - 3.51%
1,355	ACI Worldwide, Inc. *	32,073
435	Fleetmatics Group PLC *	20,823
460	Fortinet, Inc. *	21,960
		74,857
Specialty Retail - 1.84%
495	DSW Inc.	16,097
1,300	American Eagle Outfitters, Inc.	23,075
		39,172
Technology Hardware, Storage & - 0.79%
615	NCR Corp. *	16,937

Trading Companies & Distribution - 1.11%
660	HD Supply Holding, Inc. *	23,628

TOTAL FOR COMMON STOCKS (Cost $1,436,610) - 76.21%		$ 1,624,148

TOTAL INVESTMENTS (Cost $1,436,610) - 76.21%		$ 1,624,148

OTHER ASSETS LESS LIABILITIES - 23.79%		506,878

NET ASSETS - 100.00%		$ 2,131,027

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at July 31, 2015.

NOTES TO FINANCIAL STATEMENTS
Satuit Capital U.S. SMID Cap Fund
1. SECURITY TRANSACTIONS

At July 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,436,610 amounted to $187,539, which consisted of aggregate gross unrealized appreciation of $222,363 and aggregate gross unrealized depreciation of $34,824.

2. SECURITY VALUATION

The Fund's securities are recorded at their estimated fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees (the “Board”)   believes accurately reflects fair value.  A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2015:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,624,148	$0	$0	$1,624,148
Total	$1,624,148	$0	$0	$1,624,148

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Satuit Capital Management Trust

By /s/Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer

Date: September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer

Date: September 29, 2015